Supplemental Consolidating Financial Information - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Apr. 26, 2012	Apr. 05, 2011
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value	$ 14,198,084	$ 14,611,379
Other comprehensive income (loss)	2,134	34,088	$ (52,134)
Intelsat Jackson [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value	11,702,378	11,168,917		$ 360,000		$ 2,650,000
Other comprehensive income (loss)	2,100	34,100	$ (52,100)
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value	$ 2,200,000	$ 2,200,000			$ 1,200,000